Jun. 23, 2022
AllianzIM U.S. Large Cap Buffer10 Jul ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2022, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2022, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or June 30, 2022. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jul ETF	AZAL	July 1, 2022, to June 30, 2023	21.70% - 24.70% (before management fee) 20.96% - 23.96% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	AZBL	July 1, 2022, to June 30, 2023	12.75% - 15.75% (before management fee) 12.01% - 15.01% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	July 1, 2022, to December 31, 2022	10.25% - 13.25% (before management fee) 9.88% - 12.88% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Large Cap Buffer20 Jul ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2022, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2022, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or June 30, 2022. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jul ETF	AZAL	July 1, 2022, to June 30, 2023	21.70% - 24.70% (before management fee) 20.96% - 23.96% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	AZBL	July 1, 2022, to June 30, 2023	12.75% - 15.75% (before management fee) 12.01% - 15.01% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	July 1, 2022, to December 31, 2022	10.25% - 13.25% (before management fee) 9.88% - 12.88% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2022, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2022, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or June 30, 2022. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Jul ETF	AZAL	July 1, 2022, to June 30, 2023	21.70% - 24.70% (before management fee) 20.96% - 23.96% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	AZBL	July 1, 2022, to June 30, 2023	12.75% - 15.75% (before management fee) 12.01% - 15.01% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	July 1, 2022, to December 31, 2022	10.25% - 13.25% (before management fee) 9.88% - 12.88% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.